Fair Value - Additional Information (Details) $ in Millions, $ in Millions		12 Months Ended
	Dec. 03, 2019 AUD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 AUD ($)	Dec. 31, 2018	Apr. 24, 2018	Mar. 06, 2018	Feb. 27, 2018
Disclosure Of Fair Value Measurement Of Assets And Liabilities That Are Classified As Level 3 In Fair Value Hierarchy [Line Items]
Percentage of equity interests acquired					100.00%
Fair value input, discount rate		10.50%
Estimated volatility		25.00%
Contingent payment	$ 100
Payment of contingent liability			$ 100
Impact on fair value due to increase in implied credit spread		$ (4.7)
Impact on fair value due to decrease in implied credit spread		$ 4.8
BetEasy
Disclosure Of Fair Value Measurement Of Assets And Liabilities That Are Classified As Level 3 In Fair Value Hierarchy [Line Items]
Percentage of equity interests acquired				18.00%	18.00%	80.00%	62.00%